Leases - Maturities of Lease Liabilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Leases [Abstract]
2026	$ 34,130
2027	30,234
2028	24,468
2029	17,407
2030	10,889
Thereafter	65,634
Total lease payments	182,762
Less: Imputed interest	(24,818)
Total	$ 157,944